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                            AIM EUROLAND GROWTH FUND
                            AIM MID CAP EQUITY FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated September 18, 2001
          to the Statement of Additional Information dated May 1, 2001 as supplemented June 14, 2001, July 6, 2001, August 1, 2001, August 20, 2001
                             and September 4, 2001

The following new section is added under the section titled "INVESTMENT POLICIES -- LENDING OF PORTFOLIO SECURITIES":

     "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Funds to lend their securities to other AIM Funds is subject to certain other terms and conditions."
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                     CLASS A, CLASS B AND CLASS C SHARES OF

                              AIM BASIC VALUE FUND
                           AIM SMALL CAP GROWTH FUND

                    (SERIES PORTFOLIOS OF AIM GROWTH SERIES)

                      Supplement dated September 18, 2001
          to the Statement of Additional Information dated May 1, 2001 as supplemented May 4, 2001, June 13, 2001, July 6, 2001, August 1, 2001,
                     August 20, 2001 and September 4, 2001



The following new section is added under the section titled "INVESTMENT POLICIES -- LENDING OF PORTFOLIO SECURITIES":

     "INTERFUND LOANS

          Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC (for example, as of September 17, 2001, the SEC has temporarily permitted all mutual funds to lend up to 25% of their net assets). If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of the Fund to lend their securities to other AIM Funds is subject to certain other terms and conditions."